SUBSEQUENT EVENT (Details)				1 Months Ended
	Oct. 30, 2017 USD ($)	Oct. 20, 2017 USD ($)	Oct. 17, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($) building	Jul. 31, 2017 CNY (¥) building	Feb. 29, 2016 employee	Nov. 07, 2017 USD ($)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)	Oct. 20, 2017 CNY (¥)	Oct. 18, 2017 USD ($)	Oct. 18, 2017 CNY (¥)	Oct. 17, 2017 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)
Xin Run, Beijing Shouming, Beijing Zhao Du and Xin Run's Tianjin Branch | Arbitration for labor dispute
SUBSEQUENT EVENTS
Number of employees | employee									30
Subsequent event | Commercial Bank | Two-year credit facility
SUBSEQUENT EVENTS
Term of debt			2 years
Amount of credit facility			$ 17,284,000													¥ 8,120,000,000
Subsequent event | Commercial Bank | Two-year credit facility | Minimum
SUBSEQUENT EVENTS
Interest rate (as a percent)			150.00%													150.00%
Subsequent event | Xin Run, Beijing Shouming, Beijing Zhao Du and Xin Run's Tianjin Branch | Arbitration for labor dispute
SUBSEQUENT EVENTS
Approximate amount of compensation or damages payable																	$ 86,000	¥ 8,600,000
Subsequent event | Xin Run
SUBSEQUENT EVENTS
Number of data center building sold | building							2	2
Subsequent event | Xin Run | Commercial Bank | Eighteen-month credit facility
SUBSEQUENT EVENTS
Term of debt		18 months
Amount of credit facility		$ 7,201,000											¥ 850,000,000
Interest rate (as a percent)		10.00%											10.00%
Subsequent event | Xin Run | Commercial Bank | Three-year credit facility
SUBSEQUENT EVENTS
Term of debt	3 years
Amount of credit facility	$ 34,567,000											¥ 8,240,000,000
Interest rate (as a percent)	8.00%											8.00%
Amount of credit facility for working capital	$ 21,604,000											¥ 150,000,000
Amount of credit facility for capital expenditure	$ 12,963,000											¥ 90,000,000
Amount of credit facility drawn down										$ 21,604,000	¥ 150,000,000
Subsequent event | Xin Run | Financial Institution
SUBSEQUENT EVENTS
Amount of credit facility														$ 28,806,000	¥ 8,200,000,000
Subsequent event | Xin Run | Construction company | Data center building case
SUBSEQUENT EVENTS
Amount of construction fees not paid							$ 10,644,000	¥ 873,900,000
Subsequent event | Xin Run | BFSMC | Data center sale case
SUBSEQUENT EVENTS
Amount of sought payment					$ 15,210,000	¥ 8,105,600,000
Amount of provision made | ¥				¥ 0